Securities - Additional Information (Detail) $ in Millions	Dec. 31, 2016 USD ($) Investmentsecurities	Dec. 31, 2015 USD ($) Investmentsecurities	Mar. 19, 2015 USD ($)
Investments, Debt and Equity Securities [Abstract]
Held to maturity securities, fair value			$ 69.7
Fair market value of pledged securities	$ 22.1	$ 25.6
Number of investment securities in a loss position | Investmentsecurities	32	24